SHAREHOLDERS' EQUITY (Schedule Of Options Granted) (Details) - $ / shares			12 Months Ended
		Nov. 11, 2020	Dec. 31, 2020		Dec. 31, 2019
Changes during the year:
Granted		6,500
Employees, officers and directors [Member]
Number of options
Outstanding at beginning of year			9,300,858		9,392,215
Changes during the year:
Granted			1,593,650	[1]	751,333
Canceled			(112,250)	[1]
Exercised			(5,378,136)		(616,669)
Forfeited			(138,300)		(35,492)
Expired			(19,367)		(190,529)
Outstanding at end of year			5,246,455		9,300,858
Exercisable at end of year			4,092,184		8,932,276
Weighted average exercise price
Outstanding at beginning of year	[2]		$ 1.80		$ 0.74
Changes during the year:
Granted	[2]		20.16		14.18
Canceled	[2]		41.55
Exercised	[2]		0.88		0.63
Forfeited	[2]		22.55		8.93
Expired	[2]		0.56		0.56
Outstanding at end of year	[2]		6.86		1.80
Exercisable at end of year	[2]		$ 3.37		$ 1.03

[1]	Net of options granted and cancelled in connection with modification as described above
[2]	In U.S. dollars per Ordinary Share